Borrowings - Schedule of Optional Redemption Price Expressed as Percentage (Detail)	Dec. 31, 2018
2018 [member]
Description of redemption option [line items]
Redemption Price	102.375%
2019 and thereafter [member]
Description of redemption option [line items]
Redemption Price	101.1875%
Five years and thereafter [member]
Description of redemption option [line items]
Redemption Price	100.00%